INCOME PER SHARE (Computation of Basic and Diluted Earnings Per Common Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Per Share [Abstract]
Net income	$ 4,176	$ 654
Weighted-average common shares outstanding (basic) (in Shares)	11,785,750	11,785,826
Effect of dilutive securities from equity awards (in Shares)	264,750	0
Weighted-average common shares outstanding (diluted) (in Shares)	12,050,500	11,785,826
Basic earnings per share (in Dollars per Share)	$ 0.35	$ 0.06
Dilutive earnings per share (in Dollars per Share)	$ 0.35	$ 0.06